Schedule of account receivable (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 48,551	$ 61,942	$ 75,536
Less: allowance for current expected credit loss	(38,522)	(49,147)	(49,147)
Total accounts receivable	$ 10,029	$ 12,795	$ 26,389